UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22492

MainGate Trust
(Exact name of registrant as specified in charter)

6075 Poplar Ave., Suite 720
Memphis, TN 38119
(Address of principal executive offices) (Zip code)

Geoffrey Mavar
MainGate Trust
6075 Poplar Ave., Suite 720
Memphis, TN 38119
(Name and address of agent for service)

(901) 537-1866
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments.

MainGate MLP Fund
SCHEDULE OF INVESTMENTS (unaudited)

	August 31, 2014

	Shares	Fair Value
Master Limited Partnerships and Related Companies - 109.0% (1)
Crude/Refined Products Pipelines and Storage - 53.6% (1)
Marshall Islands - 2.8% (1)
VTTI Energy Partners, L.P. (2)	1,100,000	$30,096,000
United States - 50.8% (1)
Buckeye Partners, L.P.	860,000	67,940,000
Genesis Energy, L.P.	1,256,000	69,959,200
Kinder Morgan Management, LLC (2)(3)(4)	0	25
Magellan Midstream Partners, L.P.	665,000	55,813,450
MPLX, L.P.	394,000	24,034,000
Oiltanking Partners, L.P.	1,195,800	58,701,822
Phillips 66 Partners, L.P.	485,000	35,890,000
Plains All American Pipeline, L.P.	1,585,000	94,989,050
Plains GP Holdings, L.P.	765,000	23,607,900
Sunoco Logistics Partners, L.P.	1,086,000	53,735,280
Tesoro Logistics, L.P.	500,000	35,140,000
Valero Energy Partners, L.P.	500,000	26,655,000
		576,561,727
Natural Gas/Natural Gas Liquid Pipelines and Storage - 37.0% (1)
United States - 37.0% (1)
Energy Transfer Equity, L.P.	968,000	58,709,200
Enterprise Products Partners, L.P.	2,360,000	95,886,800
EQT Products Partners, L.P.	372,702	36,334,718
QEP Midstream Partners, L.P.	850,000	22,100,000
Western Gas Equity Partners, L.P.	950,000	56,952,500
Western Gas Partners, L.P.	445,000	34,483,050
Williams Companies, Inc. (5)	1,203,000	71,506,320
Williams Partners, L.P.	425,000	22,529,250
		398,501,838
Natural Gas Gathering/Processing - 18.4% (1)
United States - 18.4% (1)
Access Midstream Partners, L.P.	358,000	23,037,300
Enlink Midstream, LLC (5)	1,690,000	69,459,000
Enlink Midstream Partners, L.P.	384,000	11,900,160
Targa Resources Corp. (5)	405,000	56,517,750
Targa Resources Partners, L.P.	495,000	36,828,000
		197,742,210

Total Master Limited Partnerships and Related Companies (Cost $818,572,047)		$1,172,805,775

Total Investments: 109.0% (1) (Cost $818,572,047)		$1,172,805,775
Liabilities in Excess of Other Assets: (9.0)% (1)		(97,045,022)
Net Assets: 100.0% (1)		$1,075,760,753

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Non-income producing security.
(3)	Security distributions are paid-in-kind.
(4)	Shares are less than one but greater than zero.
(5)	MLP general partner interest.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

Cost of investments	$819,913,600
Net unrealized appreciation	352,892,175
Gross unrealized appreciation	-
Gross unrealized depreciation	$352,892,175

* The above table only reflects tax adjustments through November 30, 2013. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2014	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$1,172,805,775	$1,172,805,775	$-	$-
Total	$1,172,805,775	$1,172,805,775	$-	$-
(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended August 31, 2014.  There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended August 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MainGate Trust

By (Signature and Title) /s/ Matthew Mead
Matthew G. Mead, President & Chief Executive Officer

Date October 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Matthew Mead
Matthew G. Mead, President & Chief Executive Officer

Date October 20, 2014

By (Signature and Title) /s/ Geoffrey Mavar
Geoffrey P. Mavar, Treasurer & Chief Financial Officer

Date October 20, 2014